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US Legal Services

Maria Stewart
(860) 580-2851
Fax: (860) 580-4844
Maria.Stewart@us.ing.com

December 26, 2007

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Attention: Filing Desk

Re:	ReliaStar Life Insurance Company of New York and its Separate Account NY-B
Prospectus Title: ING Rollover Choice SM – NY Variable Annuity
File Nos.: 333-139695 and 811-07935
Rule 497(j) Filing

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “33 Act”), this is to certify that the
Supplements dated December 21, 2007 to the Contract Prospectus contained in Post-Effective
Amendment No. 2 to the Registration Statement on Form N-4 (“Amendment No. 2”) for Separate
Account NY-B of ReliaStar Life Insurance Company of New York (the “Registrant”) that would have been filed pursuant to Rule 497(c) under the 33 Act would not have differed from that contained in
Amendment No. 2 which was declared effective on December 21, 2007. The text of Amendment
No. 2 was filed electronically on December 21, 2007.

If you have any questions regarding this submission, please call Michael Pignatella at 860-580-2831 or the undersigned at 860-580-2851.

Sincerely,

/s/ Maria Stewart

Maria Stewart

Windsor Site One Orange Way, C1S Windsor, CT 06095-4774	ING North America Insurance Corporation